Investment Risks	May 01, 2026
Sarofim Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Sarofim Equity Fund | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign issuers than is available about domestic issuers. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. The U.S.-based multinational companies in which the Fund invests may also be subject to certain of the risks associated with investing in foreign companies.

Sarofim Equity Fund | Foreign Currency Risk
Prospectus [Line Items]
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Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Sarofim Equity Fund | Market Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Market Sector Risk – The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Sarofim Equity Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles. Additionally, by focusing on large capitalization, high quality stocks, the Fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Sarofim Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Sarofim Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Institutional Class | Hamlin High Dividend Equity Fund
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

Institutional Class | Hamlin High Dividend Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Class | Hamlin High Dividend Equity Fund | Dividend Paying Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Institutional Class | Hamlin High Dividend Equity Fund | Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Institutional Class | Hamlin High Dividend Equity Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund’s shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

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Energy. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

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Financial Services. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

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Consumer Discretionary. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

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Consumer Staples. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies’ performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

Institutional Class | Hamlin High Dividend Equity Fund | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Institutional Class | Hamlin High Dividend Equity Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk – REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Institutional Class | Hamlin High Dividend Equity Fund | Value Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk – The Fund pursues a value approach to investing. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

Institutional Class | Hamlin High Dividend Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Class | Hamlin High Dividend Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Investor Class | Hamlin High Dividend Equity Fund | Equity Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Investor Class | Hamlin High Dividend Equity Fund | Dividend Paying Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Paying Stocks Risk – The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Investor Class | Hamlin High Dividend Equity Fund | Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk – The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Investor Class | Hamlin High Dividend Equity Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund’s shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

●

Energy. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

●

Financial Services. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

●

Consumer Discretionary. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

●

Consumer Staples. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies’ performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

Investor Class | Hamlin High Dividend Equity Fund | Foreign Company Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Investor Class | Hamlin High Dividend Equity Fund | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk – REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Investor Class | Hamlin High Dividend Equity Fund | Value Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk – The Fund pursues a value approach to investing. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or perform poorly relative to other funds.

Investor Class | Hamlin High Dividend Equity Fund | MLP Risk
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

Investor Class | Hamlin High Dividend Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Investor Class | Hamlin High Dividend Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.